BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2012
BANK CREDIT AND LOANS [Abstract]
Schedule of Bank Credit and Loans
a.	Current maturities

	December 31,
	2012	2011

Loan in U.S. dollars from shareholder (1,2,3)	$3,968	$2,405
Bank credit (5)	3,172	3,933
Convertible note from its controlling shareholder, net (4)	3,000	2,810

	$10,140	$9,148

b.	Long-term loans:

	December 31,
	2012	2011

Loan in U.S. dollars from its controlling shareholder (1)	$-	$176